Annual Fund Operating Expenses - ProShares UltraPro Dow30 - None	Sep. 23, 2021
Operating Expenses:
Management Fees	0.75%
Other Expenses	0.20%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	0.95%